DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2014
DISCONTINUED OPERATIONS [Abstract]
Schedule of results of the operations of mobile business and Visiondigi were separately presented on the consolidated statements of operations and comprehensive loss/income under Discontinued Operations
2012
Net revenue	1,367
Cost of revenue	(2,430)
Gross profit	(1,063)
Operating expenses	(1,289)
Net loss from operations before income tax	(2,352)
Other income/(loss)	(17)
Income tax expense	—
Net loss from operations	(2,369)
Net loss on disposal	(740)
Net loss	(3,109)